Inventories - Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Inventory [Line Items]
Inventory	$ 18,457	$ 15,354
Operating Store - Food and Beverage [Member]
Inventory [Line Items]
Inventory	4,494	3,961
Operating Store - Amusement [Member]
Inventory [Line Items]
Inventory	6,497	6,214
Corporate Supplies, Warehouse and Other [Member]
Inventory [Line Items]
Inventory	$ 7,466	$ 5,179